Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Provisions for Contingencies

The Company recorded Provisions for contingencies in relation to the legal actions in which, based on the assessment of the Company and its legal advisors, the chances of loss are assessed as ‘probable’ (i.e. an outflow of funds to settle the obligation will be necessary), as follows:

	2016	Additions	Reversals	Settled	2017
Labor	350	210	(4)	(82)	474
Civil
Consumer relations	15	21	(2)	(16)	18
Other civil actions	40	10	(2)	(5)	43

	55	31	(4)	(21)	61
Tax	68	9	(2)	(18)	57
Environmental	—	—	—	—	—
Regulatory	44	15	(18)	(1)	40
Corporate (1)	239	—	(239)	—	—
Other	59	13	(19)	(7)	46

Total	815	278	(286)	(129)	678

	2015	Additions	Reversals	Closed	2016
Labor	290	125	(5)	(60)	350
Civil	—	—	—	—	—
Consumer relations	18	15	(3)	(15)	15
Other civil actions	28	18	—	(6)	40

	46	33	(3)	(21)	55
Tax	67	3	(1)	(1)	68
Environmental	—	—	—	—	—
Regulatory	46	3	(3)	(2)	44
Corporate (1)	269	—	(30)	—	239
Other	37	35	(4)	(9)	59

Total	755	199	(46)	(93)	815

	2014	Additions	Reversals	Closed	2015
Labor	323	39	(35)	(37)	290
Civil
Customer relations	19	14	(2)	(13)	18
Other civil actions	24	10	—	(6)	28

	43	24	(2)	(19)	46
Tax	72	5	(9)	(1)	67
Environmental	1	—	(1)	—	—
Regulatory	36	13	(3)	—	46
Corporate (1)	239	30	—	—	269
Other	41	6	(9)	(1)	37

TOTAL	755	117	(59)	(58)	755

(1)	The difference in monetary updating of the Advance against Future Capital Increase made by the government of Minas Gerais State, subject of dispute, has been provisioned with a counterpart in finance income (expenses).